Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of tax expense by geographic location

€ millions	2020	2019	2018
Current tax expense
Germany	895	625	733
Foreign	1,001	1,153	1,019
Total current tax expense	1,896	1,778	1,752
Deferred tax expense/income
Germany	-38	-3	57
Foreign	80	-549	-298
Total deferred tax expense/income	42	-552	-241
 Total income tax expense	1,938	1,226	1,511

Schedule of major components of tax expense

€ millions	2020	2019	2018
Current tax expense/income
Tax expense for current year	1,653	1,818	1,665
Taxes for prior years	243	-40	87
Total current tax expense	1,896	1,778	1,752
Deferred tax expense/income
Origination and reversal of temporary differences	47	-710	-501
Unused tax losses, research and development tax credits, and foreign tax credits	-5	158	260
Total deferred tax expense/income	42	-552	-241
 Total income tax expense	1,938	1,226	1,511

Schedule of profit before tax by geographic location

€ millions	2020	2019	2018
Germany	2,481	2,012	3,106
Foreign	4,739	2,584	2,494
 Total	7,220	4,596	5,600

Schedule of relationship between tax expense and profit before tax

€ millions, unless otherwise stated	2020	2019	2018
 Profit before tax	7,220	4,596	5,600
Tax expense at applicable tax rate of 26.3% (2019: 26.4%; 2018: 26.4%)	1,901	1,212	1,478
Tax effect of:
Foreign tax rates	-166	-171	-131
Non-deductible expenses	254	116	106
Tax-exempt income	-282	-131	-54
Withholding taxes	105	138	91
Research and development and foreign tax credits	-100	-89	-33
Prior-year taxes	128	80	-17
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	41	48	58
Other	57	23	13
 Total income tax expense	1,938	1,226	1,511
Effective tax rate (in %)	26.8	26.7	27.0

Schedule of recognized deferred tax assets and liabilities

€ millions	2020	2019
Deferred tax assets
Intangible assets	455	504
Property, plant, and equipment	19	19
Other financial assets	11	11
Trade and other receivables	115	61
Pension provisions	194	135
Share-based payments	197	268
Other provisions and obligations	1,155	1,330
Contract liabilities	631	553
Carryforwards of unused tax losses	108	131
Research and development and foreign tax credits	57	56
Other	108	152
Total deferred tax assets	3,050	3,220
Deferred tax liabilities
Intangible assets	854	1,006
Property, plant, and equipment	529	544
Other financial assets	239	221
Trade and other receivables	178	148
Pension provisions	21	13
Share-based payments	0	1
Other provisions and obligations	87	50
Contract liabilities	4	6
Other	123	59
Total deferred tax liabilities	2,035	2,048
Total deferred tax assets, net	1,015	1,172

Schedule of items not resulting in a deferred tax asset

€ millions	2020	2019	2018
Unused tax losses
Not expiring	572	688	575
Expiring in the following year	25	63	7
Expiring after the following year	481	373	476
Total unused tax losses	1,078	1,124	1,058
Deductible temporary differences	587	538	509
Unused research and development and foreign tax credits
Not expiring	26	28	54
Expiring after the following year	17	17	18
Total unused tax credits	43	45	72